Significant and Other Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2025
Significant and Other Accounting Estimates and Judgments
Significant Accounting Estimates and Judgments

4. Significant and Other Accounting Estimates and Judgments

The preparation of financial statements in accordance with IFRS requires management to make estimates and judgments that affect reported assets, liabilities, revenues, expenses, gains, losses and disclosures of contingencies. These estimates and judgments are subject to change based on experience and new information.

Oil and Gas Reserves

The company’s estimate of oil and gas reserves is considered in the measurement of depletion, depreciation, impairment, decommissioning and restoration obligations and business combinations. The estimation of proved and probable reserves is an inherently complex process and involves professional judgment. All reserves have been evaluated at December 31, 2025, by independent qualified reserves evaluators. Oil and gas reserves estimates are based on a range of geological, technical and economic factors, including projected future rates of production, projected future commodity prices, engineering data, and the timing and amount of future expenditures, all of which are subject to uncertainty. Estimates reflect market and regulatory conditions existing at December 31, 2025, which could differ significantly from future periods.

Exploration and Evaluation Costs

Certain exploration and evaluation costs are initially capitalized with the intent to establish commercially viable reserves. The company is required to make judgments about future events and circumstances and applies estimates to assess the economic viability of extracting the underlying resources. The costs are subject to technical, commercial and management review to confirm the continued intent to develop the project. The level of drilling success or changes to project economics, resource quantities, expected production techniques, production costs and required capital expenditures are important judgments when making this determination. Management uses judgment to determine when these costs are reclassified to Property, Plant and Equipment based on several factors, including the existence of reserves, appropriate approvals from regulatory bodies, joint arrangement partners and the company’s internal project approval process.

Determination of Cash Generating Units (CGUs)

A CGU is the lowest grouping of integrated assets that generates identifiable cash inflows that are largely independent of the cash inflows of other assets or groups of assets. The allocation of assets into CGUs requires significant judgment and interpretations with respect to the integration between assets, the existence of active markets, similar exposure to market risks, shared infrastructure and the way in which management monitors the operations.

Asset Impairment

Management applies judgment in assessing the existence of impairment and impairment reversal indicators based on various internal and external factors, such as significant increases or decreases in forecasted production volumes, commodity prices, capital expenditures and operating costs, and impacts of energy transition.

The recoverable amount of CGUs and individual assets is determined based on the higher of fair value less costs of disposal or value-in-use calculations. The key estimates the company applies to determine the recoverable amount normally include estimated future commodity prices, discount rates, expected production volumes, future operating costs, including greenhouse gas (GHG) costs and development costs, income taxes and refining margins. In determining the recoverable amount, management may also be required to make judgments regarding the likelihood of occurrence of a future event. Changes to these estimates and judgments will affect the recoverable amounts of CGUs and individual assets and may then require a material adjustment to their related carrying value.

Decommissioning and Restoration Costs

For decommissioning and restoration provisions, management applies judgment in assessing the future regulatory requirements, the existence and extent as well as the expected method of reclamation of the company’s decommissioning and restoration obligations at the end of each reporting period. Management also uses judgment to determine whether the nature of the activities performed is related to decommissioning and restoration activities or normal operating activities.

Actual costs are uncertain, and estimates may vary as a result of changes to relevant laws and regulations, the emergence of new technology, operating experience, prices and closure plans. The estimated timing of future decommissioning and restoration may change due to certain factors, including reserves life. Changes to estimates related to future expected costs, discount rates, inflation assumptions and timing may have a material impact on the amounts presented. Payments to settle the decommissioning and restoration provisions are aligned with the estimated life of the underlying asset, with energy transition considerations discussed below.

Climate Change

Climate change, global energy demand, and the transition to a low-emissions economy were considered in preparing these consolidated financial statements. These factors primarily affect assumptions for commodity prices, asset valuation, reserves estimates, and the timing of reclamation activities. They may also influence future assets and liabilities. Suncor incorporates estimated GHG emissions costs into its operational planning and project evaluations, and these estimates are continuously monitored and updated as required.

Tariffs

The government of the United States of America has continued to either implement or propose tariffs on various Canadian products. The company is closely monitoring these developments and will continue to assess the impacts of such tariffs and measures. To date, the implemented and proposed tariff changes have not had a material impact to the company’s input costs. The impact of potential future tariffs on the company’s financial results is subject to significant uncertainty, as such the impact cannot be quantified at this time.

Employee Future Benefits

The company provides benefits to employees, including pensions and other post-retirement benefits. The cost of defined benefit pension plans and other post-retirement benefits received by employees is estimated based on actuarial valuation methods that require professional judgment. Estimates typically used in determining these amounts include, as applicable, rates of employee turnover, future claim costs, discount rates, future salary and benefit levels, the return on plan assets, mortality rates and future medical costs. Changes to these estimates may have a material impact on the amounts presented.